General and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2011
Description of Business

(a) Description of Business

Honda Motor Co., Ltd. (the “Company”) and its subsidiaries (collectively “Honda”) mainly develop, manufacture and distribute motorcycles, automobiles, power products, and also provide financing for the sale of those products. Principal manufacturing facilities are located in Japan, the United States of America, Canada, Mexico, the United Kingdom, Italy, China, India, Thailand, Vietnam, Argentina, Brazil and Turkey.

Basis of Presenting Consolidated Financial Statements

(b) Basis of Presenting Consolidated Financial Statements

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries generally maintain their books of account in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner and reflect the adjustments which are necessary to conform them with U.S. generally accepted accounting principles.

Consolidation Policy

(c) Consolidation Policy

The consolidated financial statements include the accounts of the Company, its subsidiaries and those variable interest entities where Honda is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling Interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary’s earnings or losses are reported as a component of net income in the consolidated financial statements.

Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1, 2010. These standards amend the FASB Accounting Standards Codification (ASC) 860 “Transfers and Servicing”, and ASC 810 “Consolidation”. ASU 2009-16 removes the concept of a qualifying special purpose entity (QSPE) and removes the exception from applying consolidation accounting standards to QSPEs. ASU 2009-17 requires reporting entities to evaluate former QSPEs for consolidation, changes the approach to determining a variable interest entity’s primary beneficiary from a mainly quantitative assessment to an exclusively qualitative assessment designed to identify a controlling financial interest, and increases the frequency of required reassessments to determine whether a company is the primary beneficiary of a variable interest entity. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. As a result, previously derecognized assets held by former QSPEs including finance subsidiaries receivables of ¥282,353 million and their related secured debt of ¥274,329 million were included in the Company’s consolidated balance sheet as of April 1, 2010. The assets and liabilities associated with former legacy off-balance sheet securitizations including retained interests in securitizations and servicing assets were removed from the Company’s consolidated balance sheet from April 1, 2010. The cumulative effect adjustment upon the adoption of these standards increased the Company’s beginning retained earnings for the year ended March 31, 2011 by ¥1,432 million, net of tax effect.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method.

There are some subsidiaries and affiliates of which the fiscal year-end is December 31.

Use of Estimates

(d) Use of Estimates

Management of Honda has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare its consolidated financial statements in conformity with U.S. generally accepted accounting principles. Significant items subject to such estimates and assumptions include, but are not limited to, allowance for credit losses, losses on lease residual values, retained interests in securitizations, realizable values of inventories, realization of deferred tax assets, damaged and impairment loss on long-lived assets, unrecognized tax benefits, product warranty obligations, the fair values of assets and obligations related to employee benefits, and the fair value of derivative financial instruments. A sustained loss of consumer confidence which may be caused by changes in consumer preferences and rising fuel prices, effects of the Great East Japan Earthquake or other factors have combined to increase the uncertainty inherent in such estimates and assumptions. Actual results could differ from those estimates.

Revenue Recognition

(e) Revenue Recognition

Sales of manufactured products are recognized when persuasive evidence of an arrangement exists, delivery has occurred, title and risk of loss have passed to the customers, the sales price is fixed or determinable, and collectibility is probable.

Honda provides dealer incentives passed on to the end customers generally in the form of below-market interest rate loans or lease programs. The amount of interest or lease subsidies paid is the difference between the amount offered to retail customers and the amount stemmed from a market-based interest or lease rate. Honda also provides dealer incentives retained by the dealer, which generally represent discounts provided from Honda to the dealers. These incentives are classified as a reduction of sales revenue as the consideration is paid in cash, because Honda does not receive an identifiable benefit in exchange for this consideration. The incentives are estimated and accrued at the time the product is sold to the dealer.

Honda adopted Accounting Standards Update (ASU) 2009-13 “Multiple-Deliverable Revenue Arrangements – a consensus of the FASB Emerging Issues Task Force”, which amends the FASB Accounting Standards Codification (ASC) 605-25 “Revenue Recognition – Multiple-Element Arrangements”, effective April 1, 2010. The adoption of this standard did not have a material impact on the Company’s consolidated financial position or results of operations.

Operating lease revenues are recorded on a straight-line basis over the term of the lease.

Interest income from finance receivables is recognized using the interest method. Finance receivable origination fees and certain direct origination costs are deferred, and the net fee or cost is amortized using the interest method over the contractual life of the finance receivables.

The finance subsidiaries of the Company periodically securitize and transfer finance receivables to the trust which is newly established to issue asset-backed securities. Gain or loss is recognized equal to the difference between the cash proceeds received and the carrying value of the transferred receivables and is recorded in the period in which the transfer occurs. Honda allocates the recorded investment in finance receivables between the portion(s) of the transferred receivables and portion(s) retained, based on the relative fair values of those portions on the date the receivables are transferred. Honda recognizes gains or losses attributable to the change in the fair value of the retained interests, which are recorded at estimated fair value and accounted for as “trading” securities. Honda determines the fair value of the retained interests by discounting the future cash flows. Those cash flows are estimated based on prepayments, credit losses and other information as available and are discounted at a rate which Honda believes is commensurate with the risk free rate plus a risk premium. Finance subsidiaries of the Company have applied the FASB Accounting Standards Codification (ASC) 860 “Transfers and Servicing” which requires the finance subsidiaries of the Company to measure servicing assets or servicing liabilities at fair value at each reporting date and report changes in fair value in earnings in the period in which the changes occur. Servicing assets and servicing liabilities at March 31, 2010 were not significant.

Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1, 2010. Upon the adoption of these standards, all of trusts for securitization were consolidated to the Company. As a result, gains or losses attributable to the transfer of receivable and the change in the fair value of retained interests in securitizations and servicing assets or liabilities were not recognized from April 1, 2010. Information about the impact of the adoption of these standards is described in Note 1(c).

Taxes collected from customers and remitted to governmental authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in consolidated statements of income.

Cash Equivalents

(f) Cash Equivalents

Honda considers all highly liquid debt instruments with an original maturity of three months or less to be cash equivalents. Cash equivalents mainly consist of money market funds and certificates of deposit.

Inventories	(g) Inventories Inventories are stated at the lower of cost or market. Cost is determined principally on a first-in, first-out basis.
Investments in Securities

(h) Investments in Securities

Investments in securities consist of investment to affiliates and debt and equity securities. Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method. Differences between the cost of investments in affiliates and the amount of underlying equity of the affiliates principally represent investor level goodwill.

Honda considers whether the fair value of any of its equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If Honda considers any such decline to be other-than-temporary based on various factors, then a write-down will be recorded to estimated fair value.

Honda classifies its debt and marketable equity securities into the following categories: available-for-sale, trading, or held-to-maturity. Debt securities classified as “held-to-maturity” securities are reported at amortized cost. Debt and marketable equity securities classified as “trading” securities are reported at fair value, with unrealized gains and losses included in earnings. Other debt and marketable equity securities are classified as “available-for-sale” securities and are reported at fair value, with unrealized gains or losses, net of deferred taxes included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets. The costs of available-for-sale securities sold are accounted for using the moving-average method. Honda did not hold any “trading” securities at March 31, 2010 and 2011, except for retained interests in securitizations of finance receivables, which are accounted for as “trading” securities and included in finance subsidiaries-receivables.

Honda periodically compares the fair value of debt and marketable equity securities with their cost basis. If the fair value of the securities has declined below the cost basis and such decline is judged to be other-than-temporary, Honda recognizes the impairment of the securities through a charge to income. The determination of other-than-temporary impairment is based upon an assessment of the facts and circumstances related to each investment security. In assessing impairment of securities, Honda considers the factors such as degree and period of the decline in fair value, financial position and results of operations of investees and forecast earnings based on market and economic trend in which the investees operate. For the years ended March 31, 2009, Honda recognized ¥26,001 million impairment loss on investments in securities. The impairment loss on investments in securities for the year ended March 31, 2009 was principally related to the securities which our consolidated subsidiary holds in the United States market. Honda recognized impairment loss because of significant declines in the fair value of the securities caused by stock market slump and we considered the decline in fair value below our cost basis was other-than-temporary based on the factors such as financial position and results of operations of the investee and the industry which the investee operates. The impairment loss on securities is included in other income (expenses)-other, net in the consolidated statements of income. Honda did not recognize significant impairment loss on investments in securities for the years ended March 31, 2010 and 2011.

Non-marketable equity securities are carried at cost, and are examined the possibility of impairment periodically.

Goodwill

(i) Goodwill

Goodwill, all of which is allocated to Honda’s reporting units, is not amortized but is tested for impairment at least annually. Honda performs its annual impairment review of goodwill at March 31, and when a triggering event occurs between annual impairment dates. Honda recognized ¥8,006 million impairment loss on goodwill reported by a reporting unit in its automobile segment for the year ended March 31, 2009, because of a decision principally to withdraw from certain racing activities and estimated that it will not generate future cash flows. The impairment loss on goodwill is included in selling, general and administrative in the consolidated statements of income. For the year ended March 31, 2010 and 2011, Honda did not recognize impairment loss on goodwill.

The carrying amount of goodwill at March 31, 2010 and 2011 was ¥12,062 million and ¥12,008 million, respectively and is included in other assets of the consolidated balance sheets.

Property on Operating Leases

(j) Property on Operating Leases

Property on operating leases is reported at cost, less accumulated depreciation. Depreciation of the vehicles is generally provided on a straight-line basis to an estimated residual value over the lease term. The residual values of the vehicles related to the operating leases are estimated by using the estimate of future used vehicle values, taking into consideration data obtained from third parties.

Depreciation and Amortization

(k) Depreciation and Amortization

Depreciation of property, plant and equipment is calculated principally by the declining-balance method based on estimated useful lives and salvage values of the respective assets.

The estimated useful lives used in computing depreciation and amortization of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

Impairment of Long-Lived Assets to Be Held and Used and Long-Lived Assets to Be Disposed Of

(l) Impairment of Long-Lived Assets to Be Held and Used and Long-Lived Assets to Be Disposed Of

Honda’s long-lived assets and identifiable intangible assets other than goodwill having finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. For the year ended March 31, 2009, Honda recognized ¥13,591 million impairment loss on long-lived assets excluding property on operating leases. Honda recognized impairment loss on long-lived assets included mainly in the automobile business asset group for the year ended March 31, 2009, because of the decision principally to withdraw from certain racing activities and estimated that it will not generate future cash flows. The impairment loss on long-lived assets is included in selling, general and administrative in the consolidated statements of income. Honda did not recognize any significant impairment losses on long-lived assets excluding property on operating leases for the years ended March 31, 2010. Also, Honda did not recognize any significant impairment losses on long-lived assets excluding property on operating leases for the year ended March 31, 2011, including the impairment evaluation triggered by the Great East Japan Earthquake (see note 1(u)).

Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell.

Income Taxes

(m) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

Honda recognizes in the consolidated financial statements the impact of a tax position, if any, based on the technical merits of the position, when that position is more likely than not to be sustained upon examination. Benefits from tax positions that meet the more likely than not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Honda accounts for interest and penalties related to the liability for unrecognized tax benefits as a component of income tax expense in the consolidated statement of income.

Product-Related Expenses

(n) Product-Related Expenses

Advertising and sales promotion costs are expensed as incurred. Advertising expenses were ¥301,285 million, ¥196,713 million and ¥210,803 million, for the years ended March 31, 2009, 2010 and 2011, respectively. Provisions for estimated costs related to product warranty are made at the time the products are sold to customers or new warranty programs are initiated. Estimated warranty expenses are provided based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Included in warranty expenses accruals are costs for general warranties on vehicles Honda sells and product recalls.

Basic Net Income Attributable to Honda Motor Co., Ltd. per Common Share

(o) Basic Net Income Attributable to Honda Motor Co., Ltd. per Common Share

Basic net income attributable to Honda Motor Co., Ltd. per common share has been computed by dividing net income attributable to Honda Motor Co., Ltd. by the weighted average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2009, 2010 and 2011 was 1,814,560,728 shares, 1,814,605,803 shares and 1,806,360,505 shares, respectively. There were no potentially dilutive shares outstanding during the years ended March 31, 2009, 2010 or 2011.

Foreign Currency Translation and Transactions

(p) Foreign Currency Translation and Transactions

Foreign currency financial statement amounts are translated into Japanese yen on the basis of the year-end exchange rate for all assets and liabilities and the weighted average rate for the year for all income and expense amounts. The resulting translation adjustments are included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets.

All revenues and expenses associated with foreign currencies are converted at the rates of exchange prevailing when such transactions occur and foreign currency receivables and payables are re-measured at the applicable exchange rates on the balance sheet date. Foreign currency translation and transaction gains or losses are included in other income (expenses)-other, net and these net gains or losses for each of the years in the three-year period ended March 31, 2011 are as follows:

Yen (millions)
2009	2010	2011
¥ 3,148	¥ (37,417)	¥ (60,514)

The gains or losses on translation of receivables and payables dominated in foreign currencies intended to be hedged are presented on a net basis with derivative financial instruments. (see note 17)

Derivative Financial Instruments

(q) Derivative Financial Instruments

Honda has entered into foreign exchange agreements and interest rate agreements to manage currency and interest rate exposures. These instruments include foreign currency forward contracts, currency swap agreements, currency option contracts and interest rate swap agreements. (see notes 16 and 17)

Honda recognizes all derivative financial instruments at fair value in its consolidated balance sheets. Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The Company applies hedge accounting for certain foreign currency forward contracts related to forecasted foreign currency transactions between the Company and its subsidiaries. These are designated as cash flow hedges on the date derivative contracts are entered into. The Company has a documented currency rate risk management policy. In addition, it documents all relationships between derivative financial instruments designated as cash flow hedges and the relevant hedged items to identify the relationship between them. The Company assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative financial instruments designated as cash flow hedge are highly effective to offset changes in cash flows of hedged items.

When it is determined that a derivative financial instrument is not highly effective as a cash flow hedge, when the hedged item matures, is sold or is terminated, or when it is identified that the forecasted transaction is no longer probable, the Company discontinues hedge accounting. To the extent derivative financial instruments are designated as cash flow hedges and have been assessed as being highly effective, changes in their fair value are recognized in other comprehensive income (loss). The amounts are reclassified into earnings in the period when forecasted hedged transactions affect earnings. When these cash flow hedges prove to be ineffective, changes in the fair value of the derivatives are immediately recognized in earnings.

Changes in the fair value of derivative financial instruments not designated as accounting hedges are recognized in earnings in the period of the change.

Honda does not hold any derivative financial instruments for trading purposes.

Shipping and Handling Costs

(r) Shipping and Handling Costs

Shipping and handling costs included in selling, general and administrative expenses for each of the years in the three-year period ended March 31, 2011 are as follows:

Yen (millions)
2009	2010	2011
¥224,262	¥151,197	¥160,773

Asset Retirement Liability

(s) Asset Retirement Liability

Honda recognizes an asset retirement liability if the fair value of the obligation can be reasonably estimated. Asset retirement obligations include those for which an entity has a legal obligation to perform an asset retirement activity, however, the timing and (or) method of settling the obligation are conditional on a future event that may or may not be within the control of the entity.

Out-of-period adjustments

(t) Out-of-period adjustments

Certain overstatements were found in trade accounts and notes receivable, inventories, net sales and other operating revenue, and cost of sales in previously issued consolidated financial statements, pertaining to the Company’s inventory management trading activities at a domestic subsidiary. This domestic subsidiary temporarily purchases sea food products from seafood companies with the promise that they will buy back such products after a certain period, in order to bridge the gap between the purchasing period (the fishing season) and the sales period for sea food products. The Company recognized the related cumulative loss of ¥14,123 million, which pertained to prior fiscal years, in selling, general and administrative expenses in the Company’s consolidated statement of income for the year ended March 31, 2011, not by retrospectively adjusting prior year’s consolidated financial statements. Honda believes that these out-of-period adjustments are immaterial to the Company’s consolidated financial position or results of operations as of and for the year ended March 31, 2011 as well as prior fiscal years.